CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES (Details) - USD ($)	Apr. 28, 2014	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total Convertible Note	$ 194,950
Original Issue Discount		$ 33,042
Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Total Convertible Note			$ 277,500
Legal fees	(2,500)
Original Issue Discount	25,000
Secured Convertible Promissory Note [Member] | Scenario, Plan [Member]
Debt Instrument [Line Items]
Total Convertible Note	552,500
Original Issue Discount	50,000
Net Convertible Note	$ 500,000
Centre Local De Developpement Mekinac [Member]
Debt Instrument [Line Items]
Net Convertible Note			127,523
August Convertible Note [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Original Issue Discount			$ 25,000